Annual Total Returns (dei_DocumentInformationDocumentAxis, Institutional Class)	0 Months Ended
Oct. 31, 2012
(PIMCO EqS™ Long/Short Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	40.53%
Annual Return 2004	13.91%
Annual Return 2005	13.27%
Annual Return 2006	18.74%
Annual Return 2007	26.62%
Annual Return 2008	(4.54%)
Annual Return 2009	21.30%
Annual Return 2010	6.28%
Annual Return 2011	(5.60%)
(PIMCO EqS Pathfinder Fund®) | Institutional Class
Bar Chart Table:
Annual Return 2011	(3.44%)